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                                   PROACTIVE
                             ASSET ALLOCATION FUNDS

                                     [LOGO]

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                         The OPTI-flex (R) DYNAMIC Fund
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                               SEMI-ANNUAL REPORT
                               ------------------

                                 June 30, 2002

                 This report has been prepared for shareholders
               and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

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

                        [LOGO] The OPTI-flex DYNAMIC Fund

                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 2002 (UNAUDITED)

                                                         SHARES        VALUE
                                                         ------        -----
REGISTERED INVESTMENT COMPANIES - 96%
     Rydex Series US Government Money Market Fund        872,650    $    872,650
     Leuthold Select Industries Fund #                    66,993         649,164
     Profunds Bull Profund Fund #                         12,274         556,853
     Rydex Series - OTC Fund #                            74,539         544,137
     Rydex Series - Nova Fund #                           26,642         541,363
     Profunds OTC Profund Fund #                          12,054         518,798
     Rydex Dynamic Titan 500 Fund #                       50,650         484,215
     Rydex Series - Mekros Fund #                         23,874         469,121
     Aegis Value Fund #                                   23,756         326,410
     Profunds Small-Cap Value Profund Fund #               8,958         279,841
     CGM Focus Fund #                                     10,852         259,365
     FBR Small-Cap Financial Fund #                        9,290         234,108
     RBB Boston Partners Long/Short Equity Fund #         13,038         212,527
     Rydex Dynamic Velocity 100 Fund #                    12,861         168,614
     Flex-funds Money Market Fund                        160,297         160,297
     Franklin Templeton Global Long/Short Fund #          15,138         159,100
     Rydex Series - Large-Cap Europe Fund #               11,244         158,991
     Ameristock Focused Value Fund #                       6,424         154,060
     Rydex Dynamic Venture 100 Fund #                      1,603         142,696
     Rydex Series - Energy Fund #                         11,634         117,501
     Dreyfus Emerging Markets Fund #                       9,542         116,030
     Rydex Series - Healthcare Fund #                      9,477          90,978
     Rydex Dynamic Tempest 500 Fund #                      1,009          88,484
     Prudent Bear Fund #                                  10,908          77,122
     Caldwell & Orkin Market Opportunity Fund #            3,821          71,682
     Rydex Series - Large-Cap Japan Fund #                 7,660          71,082
     Rydex Series - Energy Services Fund #                 7,917          51,937
     Potomac Small-Cap Plus Fund #                         3,661          37,456
     Potomac U.S. Plus Fund #                              4,458          37,131
     Potomac OTC Plus Fund #                               4,836          35,251
     Potomac Dow 30 Plus Fund #                            5,050          35,148
     Rydex Series - Juno Fund #                            4,191          34,282
     Choice Long/Short Fund #                                166           1,286
     Jundt U.S. Emerging Growth Fund #                       100             983
     AIM Mid-Cap Opportunities Fund #                         60             881
     AIM Large-Cap Opportunities Fund #                      103             806
     Jundt Opportunity Fund #                                100             719
     INVESCO Advantage Fund #                                100             567
     Van Wogoner Micro-Cap Fund #                             50             505
     Franklin Balanced Sheet Investments                       6             255
     Van Wagoner Mid-Cap Growth Fund #                        55             230
     Van Wagoner Emerging Growth Fund #                       40             215
     Van Wagoner Technology Fund #                            30             209
     Van Wagoner Post-Venture Fund #                          45             186
TOTAL REGISTERED INVESTMENT COMPANIES
     (Cost $7,706,992)                                                 7,763,236
                                                                    ------------
PRIVATE PLACEMENT - 2%
     Thermosurgery Technologies #                        100,000         195,000
                                                                    ------------
TOTAL PRIVATE PLACEMENT
     Cost $195,000                                                       195,000
                                                                    ------------
LIMITED PARTNERSHIPS - 2%
     Cadbury Partners LP #                                     4         200,000
                                                                    ------------
TOTAL LIMITED PARTNERSHIPS
     (Cost $200,000)                                                     200,000
                                                                    ------------
TOTAL INVESTMENTS - 100%
     (Cost $8,101,992)                                              $  8,158,236
                                                                    ------------
OTHER ASSETS LESS LIABILITIES - 0%                                  $     17,549
                                                                    ------------
TOTAL NET ASSETS - 100%                                             $  8,175,785
                                                                    ============

# Represents non-income producing security.

See accompanying notes to financial statements.

                        [LOGO] The OPTI-flex DYNAMIC Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2002 (Unaudited)

Assets:

Investments, at value (cost $8,101,992)                            $  8,158,236

     Receivable for capital stock sold                                   22,671

     Interest receivable                                                    434

     Receivable from advisor                                              9,167

     Prepaid expense and other assets                                    23,180
                                                                   ------------
     Total Assets                                                     8,213,688
                                                                   ------------
Liabilities:

     Payable for underwriter commissions                                  1,448

     Distribution fees payable                                           15,381

     Shareholder services fees payable                                    4,417

     Other accrued liabilities                                           16,657
                                                                   ------------
     Total Liabilities                                                   37,903
                                                                   ------------
Net Assets                                                         $  8,175,785
                                                                   ============

Components of Net Assets:

     Capital                                                       $ 15,937,956

     Accumulated undistributed (distributions in excess of)
       net investment income                                            261,191

     Accumulated undistributed net realized gains (losses)
       from investment transactions                                  (8,079,606)

     Net unrealized appreciation (depreciation) of investments           56,244
                                                                   ------------
     Total Net Assets                                              $  8,175,785
                                                                   ============

Capital Stock Outstanding                                             1,400,157
                                                                   ============

Net Asset Value - Offering and Redemption* Price Per Share         $       5.84
                                                                   ============

See accompanying notes to financial statements.

* Redemption price varies based on holding period.

                        [LOGO] The OPTI-flex DYNAMIC Fund

                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2002 (Unaudited)

Investment Income:

     Dividends                                                     $      3,415

     Interest                                                             5,840
                                                                   ------------
     Total Investment Income                                              9,255
                                                                   ------------
Fund Expenses:

     Advisor fees                                                        30,834

     Distribution expense                                                30,834

     Shareholder service fee                                             10,278

     Transfer agent and accounting fees                                  18,666

     Trustee fees                                                        11,584

     Administrative fees                                                  9,878

     Registration and filing fees                                         8,244

     Audit fees                                                           8,500

     Custodian fees                                                       9,488

     Insurance expense                                                    3,546

     Other expenses                                                       2,534
                                                                   ------------
     Total Expenses                                                     144,386
                                                                   ------------
          Expenses voluntarily reimbursed by Advisor                    (44,713)

          Distribution expenses reimbursed                              (13,052)
                                                                   ------------
     Net Expenses                                                        86,621
                                                                   ------------
Net Investment Income (Loss)                                            (77,366)
                                                                   ------------
Realized and Unrealized Gains (Losses) from Investments:

     Net realized gains (losses) from investment transactions        (1,426,658)

     Net change in unrealized appreciation
       (depreciation) of investments                                    962,911
                                                                   ------------
Net Realized and Unrealized Gains (Losses) from Investments            (463,747)
                                                                   ------------
Net Change in Net Assets Resulting from Operations                 $   (541,113)
                                                                   ============

See accompanying notes to financial statements.

                        [LOGO] The OPTI-flex DYNAMIC Fund

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             Six Months       Year Ended
                                                                           Ended June 30,    December 31,
                                                                          2002 (Unaudited)       2001

Change In Net Assets:

Operations:
     Net investment income (loss)                                           $    (77,366)    $    114,040

     Net realized gains (losses) from investment transactions and distributions of realized gains by other investment
       companies                                                              (1,426,658)      (3,941,764)

     Net change in unrealized appreciation (depreciation) of investments         962,911           60,622
                                                                            ------------     ------------
     Net Change in Net Assets Resulting from Operations                         (541,113)      (3,767,102)
                                                                            ------------     ------------
Dividends and Distributions to Shareholders:

     From net investment income                                                       --           (3,075)

     From net realized gains                                                          --         (306,936)
                                                                            ------------     ------------
     Net Change in Net Assets Resulting from Dividends
       and Distributions to Shareholders                                              --         (310,011)
                                                                            ------------     ------------
Capital Transactions:

     Proceeds from shares subscribed                                           2,402,845          502,460

     Reinvestment of dividends                                                        --          306,758

     Cost of shares redeemed                                                  (2,646,877)      (2,153,336)
                                                                            ------------     ------------
     Net Change in Net Assets Resulting from
          Capital Transactions                                                  (244,032)      (1,344,118)
                                                                            ------------     ------------
Total Change In Net Assets                                                      (785,145)      (5,421,231)

Net Assets - Beginning of Period                                               8,960,930       14,382,161
                                                                            ------------     ------------
Net Assets - End of Period                                                  $  8,175,785     $  8,960,930
                                                                            ============     ============

Share Transactions:

     Subscribed                                                                  374,420           62,491

     Reinvested                                                                       --           49,557

     Redeemed                                                                   (420,853)        (273,061)
                                                                            ------------     ------------
Net Change in Shares Outstanding                                                 (46,433)        (161,013)
                                                                            ============     ============

See accompanying notes to financial statements.

                        [LOGO] The OPTI-flex DYNAMIC Fund

                              FINANCIAL HIGHLIGHTS

                                                   Six Months
                                                     Ended
                                                    June 30,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                      2002      December 31,  December 31,  December 31,  December 31,  December 31,
                                                  (unaudited)       2001          2000          1999          1998          1997
Net Asset Value, Beginning of Period               $    6.19     $    8.95     $   15.80     $   10.46     $    9.75     $   10.13

Investment Operations:
  Net investment income (loss)                         (0.04)*        0.07*        (0.18)*       (0.20)        (0.06)         0.03
  Net gains (losses) from investments
    (realized and unrealized)                          (0.31)        (2.61)        (4.46)         5.54          0.77          0.47
                                                   ---------     ---------     ---------     ---------     ---------     ---------
  Total                                                (0.35)        (2.54)        (4.64)         5.34          0.71          0.50
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Distributions:
  From net investment income                              --            --            --            --            --         (0.02)
  In excess of net investment income                      --            --         (0.62)           --            --            --
  From net realized gains                                 --         (0.22)        (1.59)           --            --         (0.38)
  In excess of net realized gains                         --            --            --            --            --         (0.48)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
  Total                                                   --         (0.22)        (2.21)           --            --         (0.88)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                     $    5.84     $    6.19     $    8.95     $   15.80     $   10.46     $    9.75
                                                   =========     =========     =========     =========     =========     =========
Total Return (excludes redemption charge
  and assumes reinvestment of
  distributions) (2):                                 -5.65%       -28.36%       -29.36%         51.05%         7.28%         5.02%

Ratios/Supplemental Data:

  Net assets, end of period (000)                  $   8,176     $   8,961     $  14,382     $  18,746     $  12,791     $  13,530
  Ratio of expenses to average net assets (1)(3)        2.11%         1.23%         2.32%         2.39%         2.35%         2.35%
  Ratio of net investment income (loss) to
    average net assets (1)(3)                         -1.88%          0.97%       -1.36%        -1.69%        -0.56%          0.32%
  Ratio of expenses to average net assets,
    before reimbursements and voluntary
    fee reductions (1)(3)                               3.51%         3.06%         2.52%         2.96%         2.99%         3.33%
  Portfolio turnover rate (2)                         992.15%       957.96%     1,915.88%     1,011.63%     1,574.17%     1,237.35%

(1) These ratios exclude the expenses of the registered investment companies in which the Fund invests.
(2)  Not annualized for periods of less than one full year.
(3)  Annualized for periods of less than one full year.
*    Per share amounts were calculated using the average share method.

See accompanying notes to financial statements.

                        [LOGO] The OPTI-flex DYNAMIC Fund

                         NOTES TO FINANCIAL STATEMENTS
                           June 30, 2002 (Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The PROACTIVE Asset Allocation Funds Trust (the "Trust") was organized in 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The OPTI-flex (R) DYNAMIC Fund (the "Fund"), a series of the Trust, commenced operations on October 1, 1996. The Fund is authorized to issue an indefinite number of shares of $0.10 par value stock. The Fund's objective is to seek an above average total return over the long-term consistent with exhibiting less investment risk than a portfolio consisting solely of common stocks. Certain redemptions made within a year of purchase may have a contingent deferred sales charge applied to them in accordance with the Fund's prospectus.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of investments. Securities which are traded on stock exchanges are valued at the last sales price as of the close of business of the New York Stock Exchange on the day of valuation, or, lacking any sales, at the closing bid prices. Mutual funds are valued at the daily redemption value determined by the underlying fund.

Money market securities maturing more than sixty days after the valuation date are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers who make markets in such securities. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing within sixty days from their date of acquisition are valued at amortized cost.

Certain illiquid and/or restricted securities held by the Fund are not readily valued by market quotations. Accordingly, their fair value is determined in good faith by the board of trustees. This practice will continue throughout the period these securities remain illiquid and/or restricted and are retained in the Fund's portfolio.

Repurchase agreements. The Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2002, the Fund was not invested in any repurchase agreements.

Federal income taxes. It is the Fund's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders. Dividends to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income annually. The Fund distributes net capital gains, if any, on an annual basis. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are primarily due to deferrals of certain losses and expiring capital loss carryforwards. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifica- tion. Permanent differences identified in the period ended December 31, 2001 have been reclassified among the components of net assets as follows:

--------------------------------------------------------------------------------
     CAPITAL        UNDISTRIBUTED NET INVESTMENT      UNDISTRIBUTED NET REALIZED
                              INCOME                        GAINS AND LOSSES
--------------------------------------------------------------------------------
    $617,047                 $290,603                          ($907,650)
--------------------------------------------------------------------------------

                        [LOGO] The OPTI-flex DYNAMIC Fund

                           June 30, 2002 (Unaudited)

Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains.

Other. The Fund records purchases and sales of investments on the trade date. The Fund calculates realized gains and losses from sales of investments on the specific identification basis. Dividend income is recognized on the ex-dividend date and interest income is recognized as earned.

2.   INVESTMENT TRANSACTIONS

For the six months ended June 30, 2002,  the cost of purchases and proceeds from
sales,   excluding  short-term   investments  and  U.S.  Government  and  agency
obligations, was $82,778,009 and $87,317,526, respectively.

The U.S. federal income tax basis of the Fund's investments at June 30, 2002, was $8,360,517 and net unrealized depreciation for U.S. federal income tax purposes was $202,281 (gross unrealized appreciation $116,073; gross unrealized depreciation $318,354).

3.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

PROACTIVE Money Management, Inc. (the "Advisor") provides the Fund with investment management research, statistical and advisory services. For such services the Fund pays monthly a fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.75% of average net assets up to $500 million and 0.65% of average net assets exceeding $500 million.

During the six months ended June 30, 2002, the Advisor voluntarily reimbursed expenses totaling $44,713 so that total expenses of the Fund would not exceed 2.40% of average daily net assets. To the extent the Fund does not increase net assets, the Fund is reliant upon the ability of the Advisor to continue to provide fee reimbursements. The Advisor is dependent upon achieving its own financial goals, including targeted increases in the Fund's net assets through net sales of Fund shares, in order to provide such support to the Fund.

Pursuant to rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution Plan (the "Plan") with PROACTIVE Financial Services, Inc. (the "Distributor"). Under the provisions of the Plan, the Fund pays the Distributor an annual fee, at a maximum rate of 0.75% of average daily net assets of the Fund, to aid in the distribution of Fund shares. Additionally, the Fund has adopted a Service Plan with the Distributor. Under the provisions of the Service Plan, the Fund pays the Distributor an annual fee, at a maximum rate of 0.25% of average daily net assets of the Fund, to reimburse securities dealers for personal services or maintenance of shareholder accounts. During the six months ended June 30, 2002, distribution expenses were reduced by $13,052 due to reimbursements.

For the six months ended June 30, 2002, the Distributor received $2,188 in sales commissions from the sale of the Fund's shares. The Distributor also received $1,736 of contingent deferred sales charges relating to redemptions of the Fund's shares.

Certain officers and trustees of the Fund are also officers or directors of the Advisor and the Distributor and currently own 27% of the capital stock outstanding.

4.   FEDERAL TAX INFORMATION

During the year ended December 31, 2001, the Fund declared long-term capital gain distributions in the amount of $306,936.

Under current tax law, capital losses realized after October 31, 2001, may be deferred and treated as occurring on the first day of the fiscal year ended December 31, 2002. As of December 31, 2001, the Fund had deferred losses of $1,409,480.

For federal income tax purposes, the Fund had a capital loss carryforward of $5,108,687 as of December 31, 2001, which is available to offset future capital gains, if any. This carryforward expires in 2009.

                        [LOGO] The OPTI-flex DYNAMIC Fund

TRUSTEES AND OFFICERS

The Board of Trustees oversees the management of the Trust and the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Trustees' and officers' names, addresses, years of birth, positions held with Trust, and length of service as a PROACTIVE Asset Allocation Funds Trustee are listed below. Also included is each Board member's principal occupation during, at least, the past five years. Those Trustees who are "interested persons", as defined in the 1940 Act, by virtue of their affiliation with the Trust are indicated by an asterisk (*).

---------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS 1               POSITION AND LENGTH OF SERVICE 2        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
YEAR OF BIRTH
---------------------------------------------------------------------------------------------------------------------
Jeffrey J. Unterreiner*       Trustee/Chairman and President          President, PROACTIVE Financial Services, Inc.
Year of Birth: 1969           since 1996                              since October 1994; President, PROACTIVE
                                                                      Money Management, Inc. since July 1997.
---------------------------------------------------------------------------------------------------------------------
C. Martin Unterreiner*        Trustee/Vice President since 1996       Vice President and Chairman of the Board,
Year of Birth: 1940                                                   PROACTIVE Money Management, Inc. since
                                                                      January 1980; Vice President of PROACTIVE
                                                                      Financial Services, Inc. since July 1997.
---------------------------------------------------------------------------------------------------------------------
Henry J. Bingham              Trustee since 1996                      Executive Managing Director, Van Eck Associ-
Year of Birth: 1931                                                   ates Corp., an investment advisor since 1984.
---------------------------------------------------------------------------------------------------------------------
Raymond E. Doerr              Trustee since 1996                      Retired November 1982 as an Engineering
Year of Birth: 1922                                                   Director for Monsanto Company, a chemical
                                                                      company.
---------------------------------------------------------------------------------------------------------------------
Arnold Tennant                Trustee since 1998                      President, Tennant Capital Management, Inc.,
Year of Birth: 1940                                                   an investment advisor, since May 1996;
                                                                      Representative, Clearing Services of America,
                                                                      a broker-dealer, from May 1996 to March 1999.
---------------------------------------------------------------------------------------------------------------------

1 The address of each  Trustee is 21 Hawk Ridge  Circle,  Lake Saint  Louis,  MO
63367.

2 Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.

*Jeffrey J. Unterreiner is deemed an "interested person" of the Trust by virtue of his position as President of PROACTIVE Financial Services, Inc., the Distributor of the Trust. C. Martin Unterreiner is also deemed an "interested person" of the Trust by virtue of his position as Vice President and Director of PROACTIVE Financial Services Inc., the Distributor of the Trust.

                        [LOGO] The OPTI-flex DYNAMIC Fund

                               INVESTMENT ADVISOR
                        PROACTIVE Money Management, Inc.

                                  DISTRIBUTOR
                       PROACTIVE Financial Services, Inc.

                        ADDRESS OF ADVISOR & DISTRIBUTOR
                              21 Hawk Ridge Circle
                           Lake Saint Louis, MO 63367
                                  888-776-2284
                                  636-561-0100

                                   CUSTODIAN
                                  US Bank, NA
                               425 Walnut Street
                              Cincinnati, OH 45202

                           TRANSFER AGENT & DIVIDEND
                                DISBURSING AGENT
                          Mutual Funds Service Company
                              6000 Memorial Drive
                                Dublin, OH 43017

                                 LEGAL COUNSEL
                     Armstrong, Teasdale, Schlafly, & Davis
                            One Metropolitan Square
                            St. Louis, MO 63102-2740

                                    AUDITORS
                                    KPMG LLP
                      191 West Nationwide Blvd., Suite 500
                            Columbus, OH 43215-2568

                        PROACTIVE Asset Allocation Funds
                              21 Hawk Ridge Circle
                           Lake Saint Louis, MO 63367